Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 81.70%
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (30 Day Average U.S. SOFR+0.41%)±	5.26%	8-25-2030	$137,875	$137,518
FHLMC Multifamily Structured Pass-Through Certificates Series KI08 Class A (30 Day Average U.S. SOFR+0.20%)±	5.05	10-25-2026	1,937,859	1,928,252
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2±±	1.47	5-25-2051	3,447,831	3,142,412
FHLMC Multifamily Structured Pass-Through Certificates Series Q030 Class A (30 Day Average U.S. SOFR+0.94%)±	5.79	1-25-2044	2,000,000	1,999,996
FHLMC STRIPS Series 20 Class F±±	5.89	7-1-2029	292	294
FHLMC STRIPS Series 264 Class F1 (30 Day Average U.S. SOFR+0.66%)±	5.47	7-15-2042	492,868	487,164
FHLMC STRIPS Series 319 Class F1 (30 Day Average U.S. SOFR+0.56%)±	5.37	11-15-2043	721,633	708,938
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	5.20	6-25-2029	685,447	657,227
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	5.15	12-25-2029	1,530,499	1,477,305
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	5.15	10-25-2030	468,896	467,356
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	5.09	12-25-2030	442,540	419,091
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.13	9-25-2031	684,060	679,182
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.21	7-25-2033	754,029	706,291
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.28	2-25-2043	432,820	409,711
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	23,863	24,130
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	5.85	5-25-2043	679,043	689,445
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.13	10-25-2044	1,163,653	1,059,729
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	6.13	2-25-2045	1,040,967	999,639
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	5.10	1-25-2036	677,371	649,077
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.21	3-25-2036	1,750,894	1,660,746
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.23	3-25-2036	1,625,522	1,511,817
FHLMC (1 Year Treasury Constant Maturity+1.87%)±	6.75	5-1-2035	195,292	198,200
FHLMC (1 Year Treasury Constant Maturity+1.98%)±	6.68	8-1-2033	171,399	171,372
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	6.49	11-1-2034	24,579	24,891
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	4.19	3-1-2025	567	563
FHLMC (1 Year Treasury Constant Maturity+2.06%)±	6.74	12-1-2035	109,417	111,587
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	6.72	10-1-2037	211,581	216,640
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.46	6-1-2033	221,102	225,021
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	7.11	5-1-2037	17,332	17,802
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	6.49	6-1-2036	194,035	201,037
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	6.63	1-1-2037	203,905	208,687
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.34%	12-1-2033	$105,379	$107,522
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.35	2-1-2034	146,876	149,899
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.82	4-1-2034	56,988	58,036
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.03	5-1-2038	165,492	170,035
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.11	4-1-2034	34,479	35,236
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.23	6-1-2035	51,228	52,499
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.35	11-1-2026	15,835	15,839
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.53	8-1-2027	1,165	1,163
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.70	4-1-2036	73,420	75,420
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	7.12	3-1-2027	9,755	9,758
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	4-1-2030	1,187	1,190
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.57	1-1-2037	18,526	19,228
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.62	4-1-2038	236,965	243,739
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.68	12-1-2034	70,158	71,858
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.93	5-1-2034	21,937	22,563
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.98	6-1-2035	21,378	22,170
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.99	4-1-2034	17,615	17,896
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	5-1-2034	88,251	90,183
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.35	9-1-2033	34,143	35,124
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	7.01	4-1-2037	740,237	765,898
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.77	11-1-2029	20,218	20,340
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.65	1-1-2035	104,325	107,095
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	7.34	7-1-2034	61,850	61,952
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	7.40	10-1-2036	38,773	38,773
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.88	9-1-2033	116,908	119,505
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	7.34	11-1-2027	43,080	43,128
FHLMC (1 Year Treasury Constant Maturity+2.31%)±	7.39	7-1-2027	58,943	59,250
FHLMC (1 Year Treasury Constant Maturity+2.34%)±	6.94	4-1-2032	365,317	368,763
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	7.09	10-1-2033	190,363	191,467
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	7.48	7-1-2038	126,845	130,910
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	4.48	7-1-2031	9,109	8,961
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.62	2-1-2035	193,915	199,261
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.15	1-1-2028	419	420
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.23	4-1-2038	543,962	562,099
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.48	1-1-2028	1,044	1,046
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.89	2-1-2034	786,193	805,946
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.93	1-1-2037	352,921	365,540
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.04	6-1-2035	118,023	120,236
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.23	11-1-2029	7,138	7,106
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.34	7-1-2029	8,760	8,826
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.53	7-1-2031	15,745	15,900
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.53	9-1-2031	22,574	22,992
FHLMC (1 Year Treasury Constant Maturity+2.43%)±	6.93	6-1-2025	1,855	1,846
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	7.60	7-1-2034	82,791	85,624
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.60	6-1-2030	10,751	10,779
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	2-1-2030	15,614	15,749
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.35	6-1-2030	9,732	9,776
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.57	6-1-2030	82,062	82,847
See accompanying notes to portfolio of investments
2 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.49%)±	7.00%	12-1-2032	$46,309	$47,393
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	4.77	11-1-2029	24,423	24,221
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.67	9-1-2029	11,830	11,829
FHLMC (1 Year Treasury Constant Maturity+2.60%)±	7.48	6-1-2032	109,036	110,325
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	4.99	9-1-2030	18,656	18,449
FHLMC (1 Year Treasury Constant Maturity+2.69%)±	7.51	5-1-2028	38,738	38,898
FHLMC (1 Year Treasury Constant Maturity+2.89%)±	7.86	9-1-2030	8,066	8,116
FHLMC (11th District COFI+1.25%)±	4.49	1-1-2030	1,415	1,385
FHLMC (11th District COFI+1.25%)±	4.49	7-1-2030	40,555	39,654
FHLMC (11th District COFI+1.25%)±	4.88	11-1-2030	5,124	5,016
FHLMC (11th District COFI+1.28%)±	4.52	2-1-2035	1,149	1,149
FHLMC (12 Month Treasury Average+2.10%)±	6.78	5-1-2028	9,363	9,341
FHLMC (12 Month Treasury Average+2.45%)±	7.02	10-1-2029	33,814	33,958
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	4.89	5-1-2031	21,082	20,904
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.10	5-1-2032	40,601	40,349
FHLMC (3 Year Treasury Constant Maturity+2.86%)±	5.36	6-1-2035	119,566	118,896
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	6.00	8-1-2029	2,477	2,483
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	10,436	10,226
FHLMC (RFUCCT1Y+1.51%)±	6.51	2-1-2037	38,315	38,607
FHLMC (RFUCCT1Y+1.61%)±	6.94	7-1-2044	64,773	66,495
FHLMC (RFUCCT1Y+1.62%)±	6.70	7-1-2045	259,205	265,794
FHLMC (RFUCCT1Y+1.64%)±	2.62	6-1-2050	2,125,686	1,956,044
FHLMC (RFUCCT1Y+1.67%)±	6.17	8-1-2035	100,473	101,581
FHLMC (RFUCCT1Y+1.72%)±	6.26	5-1-2037	370,261	380,654
FHLMC (RFUCCT1Y+1.73%)±	6.63	1-1-2035	130,126	132,566
FHLMC (RFUCCT1Y+1.74%)±	6.65	12-1-2036	101,398	104,832
FHLMC (RFUCCT1Y+1.75%)±	6.91	5-1-2033	39,830	40,236
FHLMC (RFUCCT1Y+1.75%)±	7.02	4-1-2035	62,184	62,632
FHLMC (RFUCCT1Y+1.75%)±	7.55	6-1-2033	136,224	138,335
FHLMC (RFUCCT1Y+1.77%)±	6.62	9-1-2037	102,591	106,196
FHLMC (RFUCCT1Y+1.77%)±	6.89	9-1-2039	485,661	498,533
FHLMC (RFUCCT1Y+1.77%)±	7.14	10-1-2036	117,144	120,628
FHLMC (RFUCCT1Y+1.77%)±	7.41	10-1-2035	337,948	342,550
FHLMC (RFUCCT1Y+1.77%)±	7.50	8-1-2042	75,338	77,300
FHLMC (RFUCCT1Y+1.77%)±	7.65	6-1-2035	109,910	110,552
FHLMC (RFUCCT1Y+1.78%)±	7.02	11-1-2035	52,988	53,830
FHLMC (RFUCCT1Y+1.80%)±	6.95	8-1-2037	443,815	456,975
FHLMC (RFUCCT1Y+1.80%)±	6.98	1-1-2040	706,216	730,833
FHLMC (RFUCCT1Y+1.81%)±	6.45	4-1-2035	352,047	357,474
FHLMC (RFUCCT1Y+1.81%)±	6.49	5-1-2039	161,334	163,927
FHLMC (RFUCCT1Y+1.81%)±	6.79	9-1-2037	102,250	105,391
FHLMC (RFUCCT1Y+1.85%)±	6.86	7-1-2038	374,365	387,575
FHLMC (RFUCCT1Y+1.87%)±	6.65	9-1-2036	170,633	173,714
FHLMC (RFUCCT1Y+1.87%)±	7.25	5-1-2035	8,321	8,353
FHLMC (RFUCCT1Y+1.88%)±	6.63	4-1-2037	68,707	69,609
FHLMC (RFUCCT1Y+1.91%)±	6.53	3-1-2032	62,447	63,195
FHLMC (RFUCCT1Y+1.93%)±	6.73	4-1-2035	416,922	421,798
FHLMC (RFUCCT1Y+1.93%)±	7.30	4-1-2037	31,758	31,980
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT1Y+1.99%)±	6.80%	7-1-2036	$96,693	$98,183
FHLMC (RFUCCT1Y+2.06%)±	6.71	3-1-2038	388,099	400,786
FHLMC (RFUCCT6M+1.42%)±	6.67	2-1-2037	739	751
FHLMC (RFUCCT6M+1.69%)±	6.99	1-1-2037	309,003	315,461
FHLMC (RFUCCT6M+1.83%)±	7.00	6-1-2037	115,839	115,067
FHLMC (RFUCCT6M+2.12%)±	7.36	5-1-2037	17,636	17,521
FHLMC (RFUCCT6M+2.28%)±	7.46	6-1-2026	8,310	8,276
FHLMC (RFUCCT6M+3.83%)±	9.21	11-1-2026	1,898	1,888
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	5.47	4-15-2027	5,389	5,392
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	5.42	6-15-2031	16,365	16,284
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	3.08	3-15-2032	37,657	3,454
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	5.42	4-15-2028	12,057	12,043
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	5.92	3-15-2032	24,543	24,728
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	5.47	3-15-2032	45,195	45,073
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	5.52	12-15-2032	104,619	104,586
FHLMC Series 3067 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.27	11-15-2035	375,128	370,054
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.27	9-15-2030	96,015	95,742
FHLMC Series 3140 Class GF (30 Day Average U.S. SOFR+0.46%)±	5.27	3-15-2036	335,560	330,695
FHLMC Series 3146 Class FP (30 Day Average U.S. SOFR+0.46%)±	5.27	4-15-2036	282,041	278,256
FHLMC Series 3149 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.27	5-15-2036	488,554	482,391
FHLMC Series 3240 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.27	11-15-2036	524,860	516,964
FHLMC Series 3284 Class CF (30 Day Average U.S. SOFR+0.48%)±	5.29	3-15-2037	341,141	335,816
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.32	3-15-2037	33,736	33,203
FHLMC Series 3311 Class KF (30 Day Average U.S. SOFR+0.45%)±	5.26	5-15-2037	601,380	591,513
FHLMC Series 3312 Class FN (30 Day Average U.S. SOFR+0.33%)±	5.14	7-15-2036	543,264	532,725
FHLMC Series 3436 Class A±±	7.21	11-15-2036	175,124	178,957
FHLMC Series 3684 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.68	11-15-2036	804,839	791,148
FHLMC Series 3753 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.42	11-15-2040	867,746	857,103
FHLMC Series 3757 Class PF (30 Day Average U.S. SOFR+0.61%)±	5.42	8-15-2040	174,313	173,763
FHLMC Series 3822 Class FY (30 Day Average U.S. SOFR+0.51%)±	5.32	2-15-2033	315,828	314,277
FHLMC Series 3827 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.37	3-15-2041	105,514	103,738
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.37	1-15-2041	25,514	25,481
FHLMC Series 3997 Class FQ (30 Day Average U.S. SOFR+0.61%)±	5.42	2-15-2042	383,084	378,162
FHLMC Series 4013 Class QF (30 Day Average U.S. SOFR+0.66%)±	5.47	3-15-2041	153,559	153,413
FHLMC Series 4039 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.42	5-15-2042	605,996	598,741
FHLMC Series 4136 Class DF (30 Day Average U.S. SOFR+0.41%)±	5.22	11-15-2042	387,834	378,514
FHLMC Series 4143 Class KF (30 Day Average U.S. SOFR+0.46%)±	5.68	9-15-2037	921,634	892,277
FHLMC Series 4248 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.37	5-15-2041	140,279	138,872
FHLMC Series 4316 Class JF (30 Day Average U.S. SOFR+0.51%)±	5.32	1-15-2044	516,608	508,742
FHLMC Series 4474 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.68	12-15-2036	723,704	710,763
FHLMC Series 4477 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.63	10-15-2040	745,827	729,789
FHLMC Series 4503 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.68	2-15-2042	949,141	918,702
FHLMC Series 4515 Class FA (30 Day Average U.S. SOFR+0.48%)±	5.70	8-15-2038	114,657	112,864
FHLMC Series 4678 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.73	12-15-2042	660,580	651,610
FHLMC Series 4691 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.27	6-15-2047	387,248	377,965
FHLMC Series 4754 Class FM (30 Day Average U.S. SOFR+0.41%)±	5.22	2-15-2048	956,304	928,805
FHLMC Series 4779 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.68	7-15-2044	880,362	887,549
FHLMC Series 4821 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.22	7-15-2048	269,318	261,939
See accompanying notes to portfolio of investments
4 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4831 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.22%	10-15-2048	$912,463	$887,916
FHLMC Series 4842 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.27	11-15-2048	670,206	653,875
FHLMC Series 4908 Class FA (30 Day Average U.S. SOFR+0.55%)±	5.77	12-15-2042	1,108,997	1,094,769
FHLMC Series 4921 Class FN (30 Day Average U.S. SOFR+0.56%)±	5.30	10-25-2049	776,317	759,517
FHLMC Series 4925 Class FY (30 Day Average U.S. SOFR+0.56%)±	5.30	10-25-2049	273,812	267,869
FHLMC Series 4933 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.35	12-25-2049	821,835	807,992
FNMA	6.50	5-1-2031	17,837	18,254
FNMA	7.06	1-1-2027	1,126	1,166
FNMA	7.50	1-1-2031	9,152	9,159
FNMA	7.50	1-1-2033	21,940	21,972
FNMA	7.50	5-1-2033	42,860	42,901
FNMA	7.50	8-1-2033	28,574	28,556
FNMA	8.00	12-1-2026	7,508	7,517
FNMA	8.00	3-1-2030	3	3
FNMA	8.00	5-1-2033	24,803	24,750
FNMA (1 Year Treasury Constant Maturity+1.50%)±	6.31	8-1-2030	110,432	110,686
FNMA (1 Year Treasury Constant Maturity+1.52%)±	6.65	8-1-2033	235,904	238,371
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.87	3-1-2034	150,334	151,262
FNMA (1 Year Treasury Constant Maturity+1.63%)±	6.76	11-1-2029	2,654	2,647
FNMA (1 Year Treasury Constant Maturity+1.66%)±	6.53	7-1-2048	288,856	294,344
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.82	2-1-2033	98,832	99,598
FNMA (1 Year Treasury Constant Maturity+1.76%)±	6.88	8-1-2032	23,765	23,986
FNMA (1 Year Treasury Constant Maturity+1.85%)±	6.98	7-1-2038	185,727	189,041
FNMA (1 Year Treasury Constant Maturity+1.88%)±	7.01	8-1-2031	20,620	20,834
FNMA (1 Year Treasury Constant Maturity+1.96%)±	6.96	3-1-2032	10,345	10,427
FNMA (1 Year Treasury Constant Maturity+2.03%)±	6.67	12-1-2032	113,969	115,889
FNMA (1 Year Treasury Constant Maturity+2.07%)±	7.07	12-1-2033	83,891	84,461
FNMA (1 Year Treasury Constant Maturity+2.09%)±	6.82	4-1-2040	36,473	37,435
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.81	9-1-2036	93,133	95,214
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.97	7-1-2035	31,902	32,592
FNMA (1 Year Treasury Constant Maturity+2.11%)±	7.05	7-1-2035	63,466	64,879
FNMA (1 Year Treasury Constant Maturity+2.12%)±	7.00	3-1-2031	7,613	7,662
FNMA (1 Year Treasury Constant Maturity+2.15%)±	7.28	2-1-2033	24,652	25,029
FNMA (1 Year Treasury Constant Maturity+2.16%)±	6.61	5-1-2036	353,365	361,832
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.45	12-1-2039	61,425	61,755
FNMA (1 Year Treasury Constant Maturity+2.17%)±	7.29	9-1-2030	7,841	7,866
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.30	12-1-2024	363	362
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.73	1-1-2036	185,787	186,128
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.03	1-1-2036	51,572	52,770
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.09	9-1-2035	218,720	224,736
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.14	6-1-2027	15,267	15,304
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.30	6-1-2035	22,495	23,095
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.44	3-1-2035	91,397	93,725
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.73	9-1-2033	66,112	66,545
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.88	12-1-2040	955,413	990,159
FNMA (1 Year Treasury Constant Maturity+2.19%)±	7.32	8-1-2033	178,482	183,334
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.66	5-1-2034	167,497	171,199
FNMA (1 Year Treasury Constant Maturity+2.20%)±	7.00	1-1-2033	16,815	16,860
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.92%	5-1-2037	$258,755	$267,019
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.05	10-1-2034	388,339	400,119
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.30	8-1-2035	172,369	177,930
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.24	7-1-2029	65,357	64,741
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	8-1-2031	60,428	61,173
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.87	12-1-2040	756,178	783,561
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.01	9-1-2035	474,527	489,310
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	10-1-2034	79,634	81,497
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2035	115,897	119,607
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.35	7-1-2035	165,988	172,156
FNMA (1 Year Treasury Constant Maturity+2.23%)±	7.03	7-1-2038	965,685	1,001,385
FNMA (1 Year Treasury Constant Maturity+2.23%)±	7.09	7-1-2037	79,845	82,823
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.77	11-1-2038	1,118,522	1,159,371
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.93	4-1-2038	193,366	199,572
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.08	7-1-2028	24	24
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.21	1-1-2037	127,901	131,304
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.99	10-1-2036	147,564	153,042
FNMA (1 Year Treasury Constant Maturity+2.28%)±	7.40	9-1-2026	5,094	5,109
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.75	1-1-2031	19,023	19,108
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.28	6-1-2037	503,177	522,216
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.42	12-1-2030	11,466	11,678
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.04	12-1-2034	55,566	56,935
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.05	7-1-2030	34,317	34,406
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.07	12-1-2030	93,983	94,526
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.17	5-1-2033	76,147	76,954
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.57	4-1-2028	15,314	15,393
FNMA (1 Year Treasury Constant Maturity+2.35%)±	7.23	6-1-2027	10,664	10,679
FNMA (1 Year Treasury Constant Maturity+2.35%)±	7.30	9-1-2037	24,637	25,446
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.02	11-1-2034	84,355	87,478
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.36	5-1-2034	44,739	46,023
FNMA (1 Year Treasury Constant Maturity+2.37%)±	4.75	9-1-2030	110,011	108,882
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.87	7-1-2027	4,787	4,781
FNMA (1 Year Treasury Constant Maturity+2.38%)±	7.50	7-1-2027	22,338	22,427
FNMA (1 Year Treasury Constant Maturity+2.40%)±	7.40	9-1-2033	202,435	208,244
FNMA (1 Year Treasury Constant Maturity+2.41%)±	7.18	5-1-2027	13,294	13,294
FNMA (1 Year Treasury Constant Maturity+2.44%)±	7.41	7-1-2037	622,330	643,868
FNMA (1 Year Treasury Constant Maturity+2.46%)±	6.81	5-1-2033	20,054	20,191
FNMA (1 Year Treasury Constant Maturity+2.47%)±	7.59	9-1-2028	16,751	16,894
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.69	5-1-2035	260,166	267,958
FNMA (1 Year Treasury Constant Maturity+2.49%)±	7.23	7-1-2028	26,568	26,588
FNMA (1 Year Treasury Constant Maturity+2.49%)±	7.49	7-1-2037	67,574	69,359
FNMA (1 Year Treasury Constant Maturity+2.50%)±	5.04	9-1-2030	86,827	86,873
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.63	6-1-2032	53,869	55,084
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	4-1-2038	118,977	122,616
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.00	3-1-2027	4,562	4,555
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.50	10-1-2029	53,195	53,701
FNMA (1 Year Treasury Constant Maturity+2.60%)±	7.10	10-1-2025	420	419
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.77	10-1-2028	8,826	8,837
See accompanying notes to portfolio of investments
6 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.52%	3-1-2030	$2,165	$2,182
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.68	7-1-2028	17,595	17,748
FNMA (1 Year Treasury Constant Maturity+2.72%)±	7.10	8-1-2035	83,640	85,952
FNMA (1 Year Treasury Constant Maturity+2.72%)±	7.60	5-1-2035	391,712	406,114
FNMA (1 Year Treasury Constant Maturity+2.89%)±	7.39	9-1-2030	7,701	7,766
FNMA (1 Year Treasury Constant Maturity+3.03%)±	8.03	1-1-2029	11,140	11,245
FNMA (11th District COFI+1.25%)±	4.52	4-1-2034	58,497	57,286
FNMA (11th District COFI+1.26%)±	4.56	1-1-2035	60,479	58,872
FNMA (11th District COFI+1.27%)±	4.51	3-1-2033	27,281	26,962
FNMA (11th District COFI+1.27%)±	5.27	1-1-2038	1,815	1,792
FNMA (11th District COFI+1.28%)±	4.59	9-1-2037	496,087	490,312
FNMA (11th District COFI+1.68%)±	4.94	1-1-2036	65,739	64,545
FNMA (11th District COFI+1.70%)±	4.95	4-1-2030	214	211
FNMA (11th District COFI+1.80%)±	5.06	6-1-2034	21,718	21,326
FNMA (11th District COFI+1.83%)±	4.50	5-1-2028	9,108	9,030
FNMA (11th District COFI+1.85%)±	5.12	10-1-2027	10,950	10,896
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	12,862	13,042
FNMA (11th District COFI+1.92%)±	5.13	9-1-2030	72,653	72,038
FNMA (11th District COFI+1.93%)±	5.20	3-1-2033	87,889	87,032
FNMA (11th District COFI+1.93%)±	5.24	12-1-2036	5,899	5,861
FNMA (12 Month Treasury Average+1.21%)±	6.25	4-1-2042	483,604	486,489
FNMA (12 Month Treasury Average+1.75%)±	6.84	10-1-2035	246,270	251,876
FNMA (12 Month Treasury Average+1.75%)±	6.85	7-1-2035	115,122	117,746
FNMA (12 Month Treasury Average+1.77%)±	6.84	6-1-2035	149,289	152,199
FNMA (12 Month Treasury Average+1.86%)±	6.90	11-1-2035	199,806	204,203
FNMA (12 Month Treasury Average+1.86%)±	6.90	11-1-2035	22,440	22,986
FNMA (12 Month Treasury Average+1.89%)±	6.93	11-1-2035	9,725	9,933
FNMA (12 Month Treasury Average+1.97%)±	7.01	11-1-2035	200,514	204,851
FNMA (12 Month Treasury Average+2.02%)±	7.08	7-1-2035	87,053	89,337
FNMA (12 Month Treasury Average+2.06%)±	7.10	10-1-2035	83,651	85,688
FNMA (12 Month Treasury Average+2.08%)±	7.08	1-1-2035	189,306	194,345
FNMA (12 Month Treasury Average+2.11%)±	7.16	8-1-2035	44,305	45,344
FNMA (12 Month Treasury Average+2.36%)±	7.40	8-1-2040	223,876	228,610
FNMA (12 Month Treasury Average+2.48%)±	6.93	6-1-2040	287,720	294,317
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	16,791	16,678
FNMA (5 Year Treasury Constant Maturity+1.90%)±	4.42	9-1-2031	69,510	68,580
FNMA (5 Year Treasury Constant Maturity+2.44%)±	5.08	6-1-2028	5,882	5,907
FNMA (Federal COFI+2.00%)±	5.88	8-1-2029	13,693	13,695
FNMA (Federal COFI+2.49%)±	6.34	2-1-2029	92,970	92,923
FNMA (RFUCCT1M+1.17%)±	6.42	5-1-2029	21,062	21,179
FNMA (RFUCCT1Y+1.52%)±	7.08	9-1-2036	150,086	150,913
FNMA (RFUCCT1Y+1.53%)±	7.21	9-1-2035	199,877	206,113
FNMA (RFUCCT1Y+1.55%)±	6.67	1-1-2040	36,385	36,567
FNMA (RFUCCT1Y+1.56%)±	5.98	2-1-2044	27,583	28,312
FNMA (RFUCCT1Y+1.57%)±	5.82	11-1-2044	60,619	61,579
FNMA (RFUCCT1Y+1.58%)±	7.24	9-1-2044	386,759	398,309
FNMA (RFUCCT1Y+1.59%)±	7.00	8-1-2045	173,444	178,616
FNMA (RFUCCT1Y+1.59%)±	7.11	2-1-2043	142,620	146,411
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.59%)±	7.34%	6-1-2044	$329,987	$339,755
FNMA (RFUCCT1Y+1.60%)±	2.23	8-1-2050	1,873,781	1,703,097
FNMA (RFUCCT1Y+1.60%)±	6.13	3-1-2046	527,748	543,253
FNMA (RFUCCT1Y+1.60%)±	7.35	9-1-2037	314,248	319,107
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	2,323,513	2,126,798
FNMA (RFUCCT1Y+1.62%)±	2.51	4-1-2050	1,025,602	979,472
FNMA (RFUCCT1Y+1.63%)±	6.69	11-1-2038	71,542	72,530
FNMA (RFUCCT1Y+1.64%)±	7.29	9-1-2042	65,006	66,310
FNMA (RFUCCT1Y+1.67%)±	7.44	6-1-2036	23,955	24,402
FNMA (RFUCCT1Y+1.67%)±	7.45	7-1-2035	191,227	196,120
FNMA (RFUCCT1Y+1.68%)±	6.53	6-1-2041	520,180	535,821
FNMA (RFUCCT1Y+1.70%)±	6.70	4-1-2034	130,247	134,471
FNMA (RFUCCT1Y+1.72%)±	6.96	7-1-2043	793,685	821,236
FNMA (RFUCCT1Y+1.72%)±	7.56	6-1-2035	28,088	28,918
FNMA (RFUCCT1Y+1.73%)±	6.63	2-1-2045	551,772	570,177
FNMA (RFUCCT1Y+1.74%)±	6.76	9-1-2042	86,983	89,817
FNMA (RFUCCT1Y+1.75%)±	6.00	1-1-2035	140,882	143,239
FNMA (RFUCCT1Y+1.75%)±	6.53	4-1-2033	222,994	225,965
FNMA (RFUCCT1Y+1.75%)±	6.67	4-1-2034	63,553	63,744
FNMA (RFUCCT1Y+1.75%)±	6.78	5-1-2035	151,689	152,717
FNMA (RFUCCT1Y+1.75%)±	7.30	7-1-2035	146,659	149,522
FNMA (RFUCCT1Y+1.77%)±	7.02	7-1-2044	1,005,705	1,034,776
FNMA (RFUCCT1Y+1.79%)±	7.04	1-1-2042	790,244	814,200
FNMA (RFUCCT1Y+1.83%)±	6.80	1-1-2033	33,296	33,614
FNMA (RFUCCT1Y+1.90%)±	7.53	10-1-2034	196,260	197,681
FNMA (RFUCCT1Y+1.92%)±	7.68	5-1-2038	192,843	198,715
FNMA (RFUCCT1Y+1.93%)±	7.71	9-1-2035	108,540	112,002
FNMA (RFUCCT1Y+1.94%)±	7.69	5-1-2037	183,791	186,871
FNMA (RFUCCT6M+1.16%)±	6.50	8-1-2033	2,256	2,245
FNMA (RFUCCT6M+1.18%)±	6.30	8-1-2033	25,324	25,344
FNMA (RFUCCT6M+1.31%)±	6.52	10-1-2037	255,944	259,266
FNMA (RFUCCT6M+1.38%)±	7.13	8-1-2031	75,102	75,316
FNMA (RFUCCT6M+1.38%)±	7.13	12-1-2031	10,947	10,937
FNMA (RFUCCT6M+1.39%)±	7.14	1-1-2032	36,102	36,108
FNMA (RFUCCT6M+1.42%)±	6.67	12-1-2031	86,620	87,167
FNMA (RFUCCT6M+1.51%)±	6.57	11-1-2034	235,004	234,582
FNMA (RFUCCT6M+1.55%)±	7.02	3-1-2034	47,759	47,842
FNMA (RFUCCT6M+1.55%)±	7.28	1-1-2035	259,422	262,892
FNMA (RFUCCT6M+1.61%)±	7.27	6-1-2037	206,672	209,136
FNMA (RFUCCT6M+1.93%)±	7.05	6-1-2032	43,228	43,249
FNMA (RFUCCT6M+1.96%)±	7.28	1-1-2033	40,070	39,970
FNMA (RFUCCT6M+1.98%)±	7.23	9-1-2033	36,757	36,655
FNMA (RFUCCT6M+2.25%)±	7.54	3-1-2034	319,225	321,063
FNMA (RFUCCT6M+2.31%)±	7.56	4-1-2033	126,841	130,671
FNMA (RFUCCT6M+2.35%)±	7.64	5-1-2033	373,390	377,792
FNMA (RFUCCT6M+2.48%)±	7.73	7-1-2033	21,629	21,555
FNMA (RFUCCT6M+2.52%)±	7.55	4-1-2033	113,431	114,299
FNMA (RFUCCT6M+3.36%)±	8.66	12-1-2032	68,516	68,448
See accompanying notes to portfolio of investments
8 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2001-50 Class BA	7.00%	10-25-2041	$34,487	$34,916
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	5.51	12-18-2031	23,576	23,605
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	5.40	1-25-2032	13,926	13,862
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	697,714	707,257
FNMA Series 2001-T12 Class A4±±	5.04	8-25-2041	1,269,702	1,279,287
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	54,871	55,601
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	42,942	43,459
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	4.97	8-25-2031	13,932	13,346
FNMA Series 2001-W3 Class A±±	4.62	9-25-2041	158,739	158,090
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	5.75	2-25-2032	15,585	15,642
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	5.25	9-25-2032	19,688	19,652
FNMA Series 2002-66 Class A3±±	4.47	4-25-2042	2,856,588	2,875,082
FNMA Series 2002-T12 Class A5±±	5.11	10-25-2041	709,165	714,476
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	633,183	660,524
FNMA Series 2002-T18 Class A5±±	4.94	5-25-2042	1,385,689	1,387,948
FNMA Series 2002-T19 Class A4±±	5.04	3-25-2042	84,555	83,155
FNMA Series 2002-W1 Class 3A±±	3.70	4-25-2042	326,962	310,185
FNMA Series 2002-W4 Class A6±±	4.80	5-25-2042	580,209	570,317
FNMA Series 2003-63 Class A8±±	4.28	1-25-2043	456,369	459,017
FNMA Series 2003-7 Class A2±±	4.75	5-25-2042	255,606	254,111
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.13	3-25-2033	496,316	491,411
FNMA Series 2003-W10 Class 2A±±	3.96	6-25-2043	906,027	885,777
FNMA Series 2003-W18 Class 2A±±	4.81	6-25-2043	979,973	970,098
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	152,816	159,034
FNMA Series 2003-W4 Class 5A±±	4.20	10-25-2042	314,723	308,421
FNMA Series 2003-W6 Class 6A±±	4.60	8-25-2042	335,179	327,797
FNMA Series 2003-W8 Class 4A±±	4.80	11-25-2042	449,408	435,699
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.97	6-25-2033	704,524	680,533
FNMA Series 2004-17 Class FT (30 Day Average U.S. SOFR+0.51%)±	5.25	4-25-2034	292,185	290,183
FNMA Series 2004-T1 Class 2A±±	4.10	8-25-2043	576,987	546,137
FNMA Series 2004-T3 Class 2A±±	5.01	8-25-2043	420,237	420,455
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	205,936	212,045
FNMA Series 2004-W1 Class 3A±±	4.91	1-25-2043	26,167	24,204
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	90,425	93,835
FNMA Series 2004-W12 Class 2A±±	4.69	6-25-2044	1,159,411	1,123,258
FNMA Series 2004-W15 Class 3A±±	4.73	6-25-2044	1,815,008	1,794,832
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	24,482	25,289
FNMA Series 2005-25 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.20	4-25-2035	388,125	383,175
FNMA Series 2005-W3 Class 3A±±	4.56	4-25-2045	365,444	355,704
FNMA Series 2006-112 Class LF (30 Day Average U.S. SOFR+0.66%)±	5.40	11-25-2036	793,120	786,156
FNMA Series 2006-16 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.15	3-25-2036	256,945	253,551
FNMA Series 2006-44 Class FY (30 Day Average U.S. SOFR+0.68%)±	5.42	6-25-2036	534,435	532,123
FNMA Series 2006-W1 Class 3A±±	4.81	10-25-2045	997,229	993,305
FNMA Series 2007-109 Class PF (30 Day Average U.S. SOFR+0.76%)±	5.50	12-25-2037	223,227	221,443
FNMA Series 2007-4 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.29	2-25-2037	455,487	449,430
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 9

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2007-86 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.30%	9-25-2037	$703,146	$696,854
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.43	8-27-2036	61,358	61,544
FNMA Series 2008-67 Class FG (30 Day Average U.S. SOFR+1.11%)±	5.85	7-25-2038	426,741	431,467
FNMA Series 2009-106 Class FA (30 Day Average U.S. SOFR+0.86%)±	5.60	1-25-2040	577,499	578,086
FNMA Series 2009-11 Class FU (30 Day Average U.S. SOFR+1.11%)±	5.85	3-25-2049	12,112	12,118
FNMA Series 2010-54 Class AF (30 Day Average U.S. SOFR+0.67%)±	5.41	4-25-2037	159,180	158,072
FNMA Series 2011-121 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.20	12-25-2041	163,581	160,352
FNMA Series 2012-122 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.25	11-25-2042	720,648	707,630
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	6.55	5-25-2027	25,436	25,550
FNMA Series 2013-130 Class CF (30 Day Average U.S. SOFR+0.36%)±	5.10	6-25-2043	229,481	226,507
FNMA Series 2014-10 Class CF (30 Day Average U.S. SOFR+0.41%)±	5.63	3-25-2044	468,549	460,412
FNMA Series 2014-49 Class AF (30 Day Average U.S. SOFR+0.43%)±	5.65	8-25-2044	356,845	346,278
FNMA Series 2015-38 Class DF (30 Day Average U.S. SOFR+0.42%)±	5.64	6-25-2055	969,487	954,838
FNMA Series 2015-4 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.68	2-25-2045	583,210	566,352
FNMA Series 2016-11 Class FB (30 Day Average U.S. SOFR+0.66%)±	5.88	3-25-2046	1,432,584	1,420,162
FNMA Series 2016-58 Class FA (30 Day Average U.S. SOFR+0.59%)±	5.81	8-25-2046	321,863	317,992
FNMA Series 2016-62 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.78	9-25-2046	386,829	382,210
FNMA Series 2016-64 Class KF (30 Day Average U.S. SOFR+0.58%)±	5.80	9-25-2046	775,259	754,856
FNMA Series 2016-76 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.78	10-25-2046	471,987	460,874
FNMA Series 2016-82 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.73	11-25-2046	957,996	932,376
FNMA Series 2016-87 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.73	11-25-2046	185,265	183,065
FNMA Series 2017-45 Class FA (30 Day Average U.S. SOFR+0.43%)±	5.65	6-25-2047	2,461,093	2,424,124
FNMA Series 2018-39 Class WF (30 Day Average U.S. SOFR+0.41%)±	5.63	6-25-2048	2,072,402	2,039,495
FNMA Series 2018-47 Class PC	3.50	9-25-2047	104,784	101,076
FNMA Series 2019-25 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.30	6-25-2049	207,962	204,138
FNMA Series 2019-5 Class FE (30 Day Average U.S. SOFR+0.56%)±	5.30	3-25-2049	313,254	307,771
FNMA Series 2019-53 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.73	9-25-2049	988,421	958,950
FNMA Series 2019-M6 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.30	5-25-2031	1,397,592	1,397,907
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,496,892	2,117,608
FNMA Series 2020-29 Class FA (30 Day Average U.S. SOFR+0.76%)±	5.98	5-25-2050	584,092	580,527
GNMA	6.50	8-20-2034	100,425	98,790
GNMA (1 Year Treasury Constant Maturity+1.40%)±	5.81	6-20-2058	3,613	3,638
GNMA (1 Year Treasury Constant Maturity+1.50%)±	4.63	1-20-2034	592,116	593,961
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.38	4-20-2041	20,296	20,562
GNMA (1 Year Treasury Constant Maturity+2.00%)±	7.00	1-20-2041	15,815	16,181
GNMA (RFUCCT1M+0.61%)±	6.00	5-20-2058	35,625	35,557
GNMA Series 2004-80 Class FA (U.S. SOFR 1 Month+0.51%)±	5.12	10-20-2034	278,181	277,599
GNMA Series 2008-65 Class FG (U.S. SOFR 1 Month+0.86%)±	5.47	8-20-2038	505,769	506,808
GNMA Series 2008-68 Class FA (U.S. SOFR 1 Month+1.06%)±	5.67	8-20-2038	629,786	634,669
GNMA Series 2009-12 Class FA (U.S. SOFR 1 Month+1.06%)±	5.67	3-20-2039	797,367	801,196
GNMA Series 2009-15 Class FL (U.S. SOFR 1 Month+1.06%)±	5.67	3-20-2039	797,367	799,377
GNMA Series 2009-29 Class FL (U.S. SOFR 1 Month+0.76%)±	5.37	5-16-2039	893,991	892,696
GNMA Series 2009-36 Class FE (U.S. SOFR 1 Month+0.91%)±	5.52	9-20-2038	820,943	824,103
GNMA Series 2009-50 Class FW (U.S. SOFR 1 Month+1.11%)±	5.72	7-20-2039	596,988	602,197
See accompanying notes to portfolio of investments
10 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2009-52 Class FD (U.S. SOFR 1 Month+1.06%)±	5.67%	7-16-2039	$302,926	$304,941
GNMA Series 2010-25 Class FH (U.S. SOFR 1 Month+0.83%)±	5.44	2-16-2040	422,992	422,814
GNMA Series 2010-79 Class YF (U.S. SOFR 1 Month+0.46%)±	5.07	5-20-2035	1,238,895	1,232,222
GNMA Series 2011-117 Class FJ (U.S. SOFR 1 Month+0.98%)±	5.59	8-20-2041	784,285	789,104
GNMA Series 2011-H12 Class FA (U.S. SOFR 1 Month+0.60%)±	5.46	2-20-2061	133,216	132,948
GNMA Series 2011-H17 Class FA (U.S. SOFR 1 Month+0.64%)±	5.50	6-20-2061	115,622	115,519
GNMA Series 2012-124 Class GF (U.S. SOFR 1 Month+0.36%)±	4.97	10-20-2042	955,219	935,077
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	603,788	13,042
GNMA Series 2014-H16 Class FL (U.S. SOFR 1 Month+0.58%)±	5.78	7-20-2064	453,481	451,702
GNMA Series 2014-H22 Class FC (U.S. SOFR 1 Month+0.59%)±	5.45	11-20-2064	934,653	933,459
GNMA Series 2015-H23 Class TA (U.S. SOFR 1 Month+0.58%)±	5.44	9-20-2065	1,039,258	1,037,775
GNMA Series 2016-H24 Class FD (U.S. SOFR 12 Month+1.02%)±	4.83	11-20-2066	236,201	235,741
GNMA Series 2017-H11 Class FE (U.S. SOFR 12 Month+0.90%)±	5.92	5-20-2067	2,043,208	2,047,668
GNMA Series 2018-120 Class FL (U.S. SOFR 1 Month+0.41%)±	5.02	9-20-2048	207,333	202,084
GNMA Series 2018-49 Class FM (U.S. SOFR 1 Month+0.36%)±	4.97	4-20-2048	969,117	942,358
GNMA Series 2018-H07 Class FD (U.S. SOFR 1 Month+0.41%)±	5.27	5-20-2068	135,801	135,928
GNMA Series 2018-H13 Class FC (U.S. SOFR 1 Month+0.41%)±	5.27	7-20-2068	144,346	143,650
GNMA Series 2019-103 Class FG (U.S. SOFR 1 Month+0.56%)±	5.17	4-20-2049	840,601	825,892
GNMA Series 2019-129 Class WF (U.S. SOFR 1 Month+0.51%)±	5.19	2-20-2046	976,616	953,876
GNMA Series 2019-H06 Class FD (U.S. SOFR 1 Month+0.83%)±	5.69	1-20-2069	538,136	539,984
GNMA Series 2019-H09 Class FE (U.S. SOFR 1 Month+0.61%)±	5.47	4-20-2069	721,462	720,067
GNMA Series 2019-H10 Class FB (U.S. SOFR 1 Month+0.71%)±	5.57	6-20-2069	2,716,559	2,693,258
GNMA Series 2019-H15 Class FE (U.S. SOFR 1 Month+0.74%)±	5.60	9-20-2069	1,769,358	1,769,536
GNMA Series 2020-H12 Class F (U.S. SOFR 1 Month+0.61%)±	5.47	7-20-2070	731,777	723,175
GNMA Series 2020-H19 Class FB (U.S. SOFR 1 Month+0.56%)±	5.42	11-20-2070	2,318,256	2,262,988
GNMA Series 2021-H01 Class FC (U.S. SOFR 1 Month+0.51%)±	5.37	11-20-2070	1,257,985	1,238,393
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR+0.30%)±	5.06	4-20-2070	3,337,422	3,258,506
Total agency securities (Cost $163,327,678)				160,429,163
Asset-backed securities: 1.12%
Brazos Education Funding LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+1.11%)144A±	5.85	10-25-2056	512,152	512,661
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	5.65	9-25-2068	103,510	102,647
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	709,453	651,166
Navient Student Loan Trust Series 2021-1A Class A1B (30 Day Average U.S. SOFR+0.71%)144A±	5.45	12-26-2069	567,660	560,663
Nelnet Student Loan Trust Series 2019-4A Class A (U.S. SOFR 1 Month+0.98%)144A±	5.57	9-26-2067	372,831	372,256
Total asset-backed securities (Cost $2,262,376)				2,199,393
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 11

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 0.76%
Energy: 0.76%
Oil & gas services: 0.76%
Cal Dive I-Title XI, Inc.	4.93%	2-1-2027	$1,501,281	$1,502,068
Total corporate bonds and notes (Cost $1,527,021)				1,502,068
Non-agency mortgage-backed securities: 1.22%
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	355,743	335,416
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2144A±±	3.00	1-25-2051	558,580	480,816
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	189,768	176,974
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	5.60	1-25-2048	664,926	654,661
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	150,787	143,128
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	512,243	474,957
Towd Point Mortgage Trust Series 2017-5 Class A1 (U.S. SOFR 1 Month+0.71%)144A±	5.30	2-25-2057	120,475	125,053
Total non-agency mortgage-backed securities (Cost $2,563,862)				2,391,005
U.S. Treasury securities: 3.53%
U.S. Treasury Notes	3.50	9-30-2026	6,000,000	5,925,234
U.S. Treasury Notes	4.13	10-31-2026	1,000,000	998,594
Total U.S. Treasury securities (Cost $6,938,579)				6,923,828
Yankee government bonds: 0.66%
Israel: 0.66%
Israel¤	0.00	5-15-2025	1,329,000	1,300,495
Total yankee government bonds (Cost $1,300,790)				1,300,495

	Yield	Shares
Short-term investments: 9.89%
Investment companies: 2.27%
Allspring Government Money Market Fund Select Class♠∞	4.58	4,458,459	4,458,459

				Principal
U.S. Treasury securities: 7.62%
U.S. Treasury Bills☼		3.96	12-17-2024	$5,000,000	4,990,539
U.S. Treasury Bills☼		4.23	12-31-2024	10,000,000	9,963,388
					14,953,927
Total short-term investments (Cost $19,412,839)					19,412,386
Total investments in securities (Cost $197,333,145)	98.88%				194,158,338
Other assets and liabilities, net	1.12				2,203,180
Total net assets	100.00%				$196,361,518

See accompanying notes to portfolio of investments
12 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2024 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,514,250	$44,475,573	$(42,531,364)	$0	$0	$4,458,459	4,458,459	$62,863
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	50	3-31-2025	$10,272,977	$10,305,469	$32,492	$0
Short
10-Year U.S. Treasury Notes	(58)	3-20-2025	(6,413,117)	(6,448,875)	0	(35,758)
Ultra 10-Year U.S. Treasury Notes	(63)	3-20-2025	(7,176,756)	(7,232,203)	0	(55,447)
					$32,492	$(91,205)
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 13

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
14 | Allspring Adjustable Rate Government Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$160,429,163	$0	$160,429,163
Asset-backed securities	0	2,199,393	0	2,199,393
Corporate bonds and notes	0	1,502,068	0	1,502,068
Non-agency mortgage-backed securities	0	2,391,005	0	2,391,005
U.S. Treasury securities	6,923,828	0	0	6,923,828
Yankee government bonds	0	1,300,495	0	1,300,495
Short-term investments
Investment companies	4,458,459	0	0	4,458,459
U.S. Treasury securities	14,953,927	0	0	14,953,927
	26,336,214	167,822,124	0	194,158,338
Futures contracts	32,492	0	0	32,492
Total assets	$26,368,706	$167,822,124	$0	$194,190,830
Liabilities
Futures contracts	$91,205	$0	$0	$91,205
Total liabilities	$91,205	$0	$0	$91,205
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2024, $1,366,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Adjustable Rate Government Fund | 15